PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5 -PROPERTY AND EQUIPMENT, NET

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020
Cost:

Computers and electronic equipment	6	1
Capitalization of website development costs	34	-
	40	1
Accumulated depreciation:
Computers and electronic equipment	(1)	(*	)
Capitalization of website development costs	(3)	-
	(4)	(*	)

Depreciated cost	36	1

(*) Represents an amount lower than 1 USD

Depreciation expense for the years ended December 31, 2021 and the period from March 22, (Inception) to December 31, 2020 were $3 thousands, and $ (*) respectively.